UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2007–August 31, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard Money Market Funds Annual Report

August 31, 2008

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral™ Treasury Money Market Fund

>	Vanguard’s four money market funds posted returns ranging from 2.9% to 3.8% for the fiscal year ended August 31, 2008.

>	The Federal Reserve Board cut its short-term interest rate target seven times during the period, leading to the lowest money market returns since 2005.

>	The funds’ returns exceeded those for their respective peer groups—not only for the year but for the decade ended August 31.

Vanguard participates in the Treasury Guarantee Program. See page 7.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
Prime Money Market Fund	10
Federal Money Market Fund	26
Treasury Money Market Fund	37
Admiral Treasury Money Market Fund	47
About Your Fund’s Expenses	59
Trustees Approve Advisory Arrangement	61
Glossary	62

Past performance is not a guarantee of future results. Investment returns will fluctuate. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.)

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2008
			7-Day SEC
	Ticker	Total	Yield[1]
	Symbol	Returns	8/31/2008
Vanguard Prime Money Market Fund
Investor Shares	VMMXX	3.6%	2.17%
Average Money Market Fund[2]		3.0	—
Institutional Shares[3]	VMRXX	3.8	2.32
Average Institutional Money Market Fund[2]		3.5	—

Vanguard Federal Money Market Fund	VMFXX	3.5%	2.01%
Average Government Money Market Fund[2]		2.7	—

Vanguard Treasury Money Market Fund	VMPXX	2.9%	1.67%
iMoneyNet Money Fund Report’s Average 100% Treasury Fund[2]		2.1	—

Vanguard Admiral Treasury Money Market Fund[4]	VUSXX	3.1%	1.80%
iMoneyNet Money Fund Report’s Average 100% Treasury Fund[2]		2.1	—

1 The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

2 For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, peer-group returns are based on data provided by iMoneyNet, Inc.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Minimum initial investment is $50,000.

President’s Letter

Dear Shareholder,

During the 12 months ended August 31, 2008, short-term interest rates fell to their lowest level in four years. The decline in market rates pushed down the yields of money market funds.

Total returns for the four Vanguard Money Market Funds during the period ranged from 2.9% for the Treasury Money Market Fund to 3.8% for the Prime Money Market Fund’s Institutional Shares. Each fund earned more than the average return of its respective peer group.

The funds’ low costs and high credit standards helped them to generate competitive yields during a period of pronounced uncertainty that affected even ostensibly low-risk money market securities.

The table on page 4 illustrates our cost advantage by comparing the expense ratios of the funds and their peer groups. The table on page 4 shows the change in yield over the year for each fund.

Risk-aversion increased, and Treasuries outperformed

During the period, the collapse in subprime mortgage-backed securities and the aftershocks prompted a flight to safety by many investors. Short-term U.S. Treasury securities were among the fixed income market’s best performers. Over the 12 months, the broad taxable bond market returned a respectable 5.9%, largely reflecting the Treasury bond rally.

As risk-aversion increased, the difference between the yields of Treasury bonds and those of all other securities increased, depressing the price of corporate debt. (Yield and price move in opposite directions.) Even as corporate bonds grew cheaper, the prices of most goods and services rose quickly, powered by escalating energy prices.

The combination of fast-rising prices, financial turmoil, and economic weakness put the Federal Reserve Board in an uncomfortable position. The Fed decided that it was imperative to respond to the financial crisis with a dramatic easing of monetary policy through interest rate cuts, even as it recognized that the result might be higher inflation. Over the full

12 months, the Fed reduced its target for the federal funds rate seven times, cutting the target rate from 5.25% to 2.00%.

Stocks performed poorly as volatility returned

Stocks lost ground as credit-market turmoil spread throughout the global economy. Over the full 12 months, the broad U.S. stock market lost about –10% of its value. International markets followed a similar path, returning –12.2% for the year.

The descent was bumpy. After years of relative calm, the U.S. market routinely rose or fell by more than a percentage point in a day’s trading. The volatility reflected a seemingly endless series

Market Barometer
	Average Annual Total Returns
	Periods Ended August 31, 2008
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.9%	4.3%	4.6%
Lehman Municipal Bond Index	4.5	3.3	4.4
Citigroup 3-Month Treasury Bill Index	2.8	4.0	3.1

Stocks
Russell 1000 Index (Large-caps)	–10.6%	3.9%	7.4%
Russell 2000 Index (Small-caps)	–5.5	4.8	9.6
Dow Jones Wilshire 5000 Index (Entire market)	–9.9	4.2	7.9
MSCI All Country World Index ex USA (International)	–12.2	10.7	16.1

CPI
Consumer Price Index	5.4%	3.7%	3.5%

of unnerving developments: the persistent rise in energy prices, further deterioration in the housing market, a string of bank failures, and the broad economy’s deceleration.

Funds’ high quality and low costs gave them a competitive advantage

The yields of Vanguard’s money market funds fell during the fiscal year as the Fed slashed short-term interest rates. On August 31, each fund’s yield was less than half its level a year earlier.

While the ongoing shake-up in the financial industry resulted in defaults and downgrades of many investment securities, the Vanguard Money Market Funds managed to steer clear of the turmoil while producing peer-beating total returns. These results reflect several factors: the funds’ customary emphasis on high-quality securities, the diligent work of the credit analysts in Vanguard Fixed Income Group, and the funds’ low operating costs.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Fund	Peer-Group
	Expense	Expense
Money Market Fund	Ratio	Ratio
Prime
Investor Shares	0.24%	0.90%
Institutional Shares	0.08	0.44
Federal	0.24	0.79
Treasury	0.24	0.76
Admiral Treasury	0.10	0.76

Changes in Yields
	7-Day SEC Yield
	August 31,	August 31,
Money Market Fund	2008	2007
Prime
Investor Shares	2.17%	5.11%
Institutional Shares	2.32	5.27
Federal	2.01	5.03
Treasury	1.67	4.54
Admiral Treasury	1.80	4.64

1 Fund expense ratios shown are from the prospectus dated December 28, 2007. The expense ratios for the fiscal year ended August 31, 2008, were 0.23% for the Prime Money Market Investor Shares and 0.08% for the Institutional Shares; 0.23% for the Federal Money Market Fund; 0.23% for the Treasury Money Market Fund; and 0.10% for the Admiral Treasury Money Market Fund. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

As can be expected, the four funds had slight variations in performance. The variation is largely due to incremental differences in risk exposure and cost within this group of low-risk, low-cost portfolios. The share price of each fund remained at $1, as is expected but not guaranteed.

A long-term analysis shows the funds outperforming peers

A look at the ten-year performance of the Vanguard Money Market Funds underscores the benefits of their rigorous quality standards combined with very low costs. The funds’ advisor, our Fixed Income Group, has no need to take on extra risk in pursuit of marginally higher yields; our higher-cost competitors, in contrast, do face such pressure. This strategy has helped the Vanguard funds to outperform their peer-group averages over the long term.

The table below shows the average annual returns for the funds and their peer groups for the ten years ended August 31, 2008.

The funds help investors to save regardless of market volatility

Declining money market yields can be frustrating for investors who enjoyed income more than twice as high just a year ago.

Total Returns
Ten Years Ended August 31, 2008
	Average Annual Return
		Average
	Vanguard	Competing
Money Market Fund	Fund	Fund[1]
Prime
Investor Shares	3.6%	3.0%
Institutional Shares	3.8	3.4
Federal	3.5	3.0
Treasury	3.3	2.8
Admiral Treasury	3.4	2.8

Investment returns will fluctuate. The figures shown represent past performance, which is not a guarantee of future results that may be achieved by the funds. Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, peer-group returns are based on data provided by iMoneyNet, Inc.

But these periodic fluctuations in the market and in short-term interest rates should not be a surprise to us. Markets are dynamic, and the pace of change during periods of crisis can be breathtaking.

In such unsettled times, it is critical to keep an eye on how well your investment is managed and how much you are paying for that service. At Vanguard, where money market investors pay less than one-half the average expense ratio of competing funds, you keep a greater portion of your funds’ return regardless of market conditions.

Vanguard’s four money market funds are an effective vehicle to help you address your short-term savings needs.

Thank you for investing your assets at Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

September 11, 2008

Vanguard money market funds to participate in Treasury Guarantee Program

After the close of the fiscal period, the financial market’s upheaval intensified, leading to a decline in the net asset value of an institutional money market fund at another company. This development provoked concern among investors. In response, the U.S. Treasury introduced a temporary program to guarantee the account values of eligible money market funds. On October 7, the trustees of the Vanguard money market funds elected to participate in the program.

Vanguard remains highly confident in the ability of its money market funds to maintain a stable net asset value of $1 per share. The funds emphasize high-quality, very liquid securities. At no time were our funds in danger of “breaking the buck.” We don’t anticipate ever needing the Treasury’s coverage.

Why we are participating

Vanguard chose to participate in the Treasury program because our trustees regard it as a helpful step in restoring normal conditions in the credit markets, a development that will benefit our funds’ shareholders. The trustees also recognize that, despite Vanguard’s confidence in the management of its funds, the program offers some protection from developments we cannot control, such as the potential investor reaction if problems should occur with money market funds at other firms.

The Treasury will decide in December whether to extend the temporary program. If the program is extended, there is no assurance that the funds will continue to participate.

Program details

The Treasury program provides coverage to shareholders for amounts that they held in participating taxable and tax-exempt money market funds at the close of business on September 19, 2008. The coverage lasts for three months. To participate, each Vanguard money market fund is required to pay an up-front fee of 0.01% ($1 per $10,000) of net assets as of September 19.

Coverage will be triggered if a participating fund’s net asset value falls below $0.995 and the trustees of the fund decide to liquidate the fund, which means selling all of its assets and redeeming all investors’ shares. Shareholders will be covered for the lesser of the value of their accounts as of September 19, 2008, or the value of their accounts on the date of liquidation.

Advisor’s Report

During the past 12 months, the Vanguard Money Market Funds posted returns ranging from 2.9% to 3.8%. All of the funds outpaced their peer groups’ average returns for the year ended August 31, 2008.

The investment environment

Faced with a financial crisis, the Federal Reserve Board slashed the federal funds rate target from 5.25% to 2.00% in a series of attempts to stimulate the economy and prevent it from heading into a recession.

Commercial banks and Wall Street dealers, saddled with securities they could no longer market, received relief from the Fed in the form of bold new programs designed to fund their illiquid positions. Many of these securities were backed by home mortgages, which had lost value because of the housing market’s deterioration.

In recent years, competitive pressure has encouraged some money market funds to push the envelope in their search for higher yields—a hazard we have managed to avoid. Wall Street responded to the market’s demand with a steady stream of highly rated, complex products such as structured investment vehicles (SIVs), which manufacture ostensibly high-quality securities from lower-quality assets. During the past year, SIVs came under pressure as questions were raised about the assets that backed them. Ultimately, the U.S. Treasury stepped in to help resolve the illiquidity problems in this market. Many SIVs were eventually able to obtain credit or liquidity support from banks, but only after prolonged periods of uncertainty and rapid deterioration in credit ratings.

We note that Vanguard money market funds have never held securities issued by SIVs. Our credit analysis team steered us away from these investments, protecting Vanguard clients.

Conditions were similarly eventful at Fannie Mae and Freddie Mac—more formally known as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation—the giant, government-sponsored mortgage companies that are a significant presence in the money markets. On September 7, shortly after the close of the funds’ fiscal year, U.S. Treasury Secretary Henry Paulson announced that the government was taking steps to address the systemic risk posed by the mortgage companies’ troubled balance sheets.

The Federal Housing Finance Agency was appointed conservator of Fannie Mae and Freddie Mac. The Treasury will ensure that the companies are adequately capitalized by purchasing senior preferred stock on a quarterly basis. The Treasury also established a secured lending facility open to both companies, as well as to the Federal Home Loan Banks (this facility expires at the end of 2009). In addition, the Treasury announced that it will establish a temporary program to purchase mortgage-backed securities issued by government agencies.

The management of the funds

During the year, Vanguard Prime Money Market Fund accumulated a large position in U.S. Treasury securities. Our original plan was to limit the size of this position, using it as a substitute for large overnight investments in repurchase agreements, which were becoming increasingly difficult to arrange. As the credit markets deteriorated, however, these Treasury securities evolved into a core holding. When market conditions improve, we will modify this stance.

Vanguard Federal Money Market Fund accumulated significant Treasury holdings after concerns grew that Fannie Mae and Freddie Mac could face difficulty raising capital. In view of the government’s supportive actions, we anticipate increasing the fund’s exposure to those companies once again.

In the Treasury and Admiral Treasury Money Market Funds, we maintained average maturities that were longer than usual because of the steepness of the Treasury-bill yield curve.

During this tumultuous 12 months, all the Vanguard Money Market Funds benefited from their customary emphasis on high-quality, liquid securities. As always, our efforts to produce peer-beating returns while upholding these stringent criteria were enhanced by the funds’ low operating costs.

David R. Glocke, Principal

John C. Lanius, Portfolio Manager

Vanguard Fixed Income Group

September 16, 2008

Prime Money Market Fund

Fund Profile

As of August 31, 2008

Financial Attributes

7-Day SEC Yield[1]
Investor Shares	2.17%
Institutional Shares	2.32%
Average Weighted Maturity	67 days
Average Quality[2]	Aaa
Expense Ratio (8/31/2007)[3]
Investor Shares	0.24%
Institutional Shares	0.08%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	58.0%
Aa	38.0
A	4.0

Sector Diversification (% of portfolio)

Banker’s Acceptances	2.8%
Finance
Commercial Paper	14.4
Certificates of Deposit	28.3
Treasury/Agency	53.3
Other	1.2

1 See the Glossary for a definition.

2 Moody’s Investors Service.

3 The expense ratios shown are from the prospectus dated December 28, 2007. The expense ratios for the fiscal year ended

August 31, 2008, were 0.23% for Investor Shares and 0.08% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1998–August 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended August 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Investor Shares[1]	3.60%	3.26%	3.57%	$14,200
Citigroup 3-Month Treasury Bill Index	2.79	3.08	3.42	13,992
Average Money Market Fund[2]	3.01	2.65	2.97	13,397

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Prime Money Market Fund Institutional Shares	3.75%	3.45%	3.76%	$7,234,718
Citigroup 3-Month Treasury Index	2.79	3.08	3.42	6,996,141
Average Institutional Money Market Fund[2]	3.48	3.11	3.42	7,001,221

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Money Market Fund and Average Institutional Money Market Fund are derived from data provided by Lipper Inc.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1998–August 31, 2008

	Prime Money
	Market Fund	Average
Fiscal Year	Investor Shares[1]	Fund[2]
1999	5.0%	4.4%
2000	5.9	5.3
2001	5.4	4.8
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
2007	5.2	4.6
2008	3.6	3.0
7-day SEC yield (8/31/2008): 2.17%

Average Annual Total Returns: Periods Ended June 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[1]	6/4/1975	4.11%	3.21%	3.62%
Institutional Shares	10/3/1989	4.27	3.40	3.82

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Money Market Fund are derived from data provided by Lipper Inc. Note: See Financial Highlights tables for dividend information.

Prime Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (53.1%)
[2,3]	Federal Farm Credit Bank	2.651%	10/6/08	74,000	73,999
2	Federal Home Loan Bank	1.950%	9/2/08	94,000	93,995
2	Federal Home Loan Bank	2.411%	9/5/08	400,109	400,002
[2,3]	Federal Home Loan Bank	2.548%	9/5/08	1,917,000	1,916,955
[2,3]	Federal Home Loan Bank	2.651%	9/22/08	378,000	377,994
2	Federal Home Loan Bank	2.485%–2.486%	9/24/08	1,198,230	1,196,339
2	Federal Home Loan Bank	2.445%	9/26/08	313,000	312,472
2	Federal Home Loan Bank	2.513%	10/1/08	2,385,000	2,380,031
2	Federal Home Loan Bank	2.362%	10/8/08	1,500,000	1,496,380
2	Federal Home Loan Bank	2.668%	10/22/08	515,604	513,668
[2,3]	Federal Home Loan Bank	2.636%	10/24/08	195,000	194,989
2	Federal Home Loan Bank	2.699%	10/27/08	845,641	842,116
[2,3]	Federal Home Loan Mortgage Corp.	2.639%	9/26/08	413,000	412,937
[2,3]	Federal Home Loan Mortgage Corp.	2.641%	9/30/08	3,425,000	3,424,895
2	Federal Home Loan Mortgage Corp.	2.597%	11/24/08	200,000	198,796
2	Federal National Mortgage Assn.	2.441%	9/3/08	350,000	349,953
2	Federal National Mortgage Assn.	2.459%	9/10/08	130,000	129,920
[2,3]	Federal National Mortgage Assn.	2.621%	10/6/08	2,700,000	2,699,543
2	Federal National Mortgage Assn.	2.614%	10/8/08	144,000	143,615
2	Federal National Mortgage Assn.	2.668%	10/22/08	660,000	657,522
2	Federal National Mortgage Assn.	2.465%	10/29/08	181,975	181,257
2	Federal National Mortgage Assn.	2.465%	11/12/08	245,000	243,800
	U.S. Treasury Bill	1.877%	9/18/08	2,000,000	1,998,239
	U.S. Treasury Bill	1.753%	9/25/08	1,804,800	1,802,694
	U.S. Treasury Bill	1.874%	10/9/08	700,000	698,622
	U.S. Treasury Bill	1.715%	10/30/08	1,650,000	1,645,403
	U.S. Treasury Bill	1.903%	11/20/08	5,000,000	4,979,056
	U.S. Treasury Bill	1.939%	11/28/08	5,000,000	4,976,533
	U.S. Treasury Bill	2.082%	1/8/09	4,325,000	4,293,074
	U.S. Treasury Bill	1.967%	1/15/09	3,000,000	2,977,900
	U.S. Treasury Bill	1.898%	1/29/09	3,000,000	2,976,500
	U.S. Treasury Bill	1.939%	2/5/09	4,000,000	3,966,507
	U.S. Treasury Bill	2.041%	2/12/09	3,000,000	2,972,393
	U.S. Treasury Bill	2.000%	2/19/09	4,000,000	3,962,380
	U.S. Treasury Bill	1.944%	2/26/09	1,000,000	990,482
Total U.S. Government and Agency Obligations (Cost $56,480,961)					56,480,961

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Commercial Paper (14.3%)
Finance—Auto (1.2%)
	American Honda Finance Corp.	2.156%	9/3/08	48,250	48,244
	American Honda Finance Corp.	2.443%–2.473%	9/8/08	225,500	225,393
	American Honda Finance Corp.	2.443%	9/9/08	55,000	54,970
	American Honda Finance Corp.	2.390%	9/10/08	88,000	87,948
	American Honda Finance Corp.	2.444%	9/12/08	46,750	46,715
4	BMW US Capital LLC	2.061%	9/5/08	50,000	49,989
4	BMW US Capital LLC	2.063%	9/22/08	25,000	24,969
	Toyota Motor Credit Corp.	2.466%	9/11/08	225,000	224,847
	Toyota Motor Credit Corp.	2.617%	10/1/08	19,000	18,959
	Toyota Motor Credit Corp.	2.619%	10/27/08	401,000	399,378
	Toyota Motor Credit Corp.	2.587%	11/24/08	98,000	97,412
					1,278,824
Finance—Other (1.4%)
	General Electric Capital Corp.	2.516%	9/8/08	500,000	499,757
	General Electric Capital Corp.	2.516%	9/9/08	500,000	499,722
	General Electric Capital Corp.	2.518%	10/16/08	180,000	179,438
	General Electric Capital Corp.	2.590%	11/13/08	320,000	318,332
					1,497,249
Foreign Banks (5.7%)
4	Australia & New Zealand Banking Group, Ltd.	2.758%	9/5/08	50,500	50,485
4	Australia & New Zealand Banking Group, Ltd.	2.647%	9/8/08	100,000	99,949
4	Australia & New Zealand Banking Group, Ltd.	2.769%	11/4/08	200,000	199,022
4	Australia & New Zealand Banking Group, Ltd.	2.730%	11/17/08	223,450	222,155
	Bank of Scotland PLC	2.921%	9/22/08	11,400	11,381
	CBA (Delaware) Finance Inc.	2.719%	9/12/08	196,500	196,338
	CBA (Delaware) Finance Inc.	2.729%	9/15/08	100,000	99,895
	CBA (Delaware) Finance Inc.	2.738%	11/21/08	100,000	99,388
	CBA (Delaware) Finance Inc.	2.739%	11/25/08	82,000	81,473
4	Danske Corp.	2.647%	9/8/08	441,500	441,274
4	Danske Corp.	2.729%–2.789%	9/15/08	224,650	224,411
4	Danske Corp.	2.790%	9/19/08	162,350	162,125
4	Danske Corp.	2.739%	10/15/08	142,000	141,528
4	Danske Corp.	2.739%	10/17/08	230,000	229,201
4	Danske Corp.	2.729%	11/12/08	135,000	134,268
4	Danske Corp.	2.729%	11/13/08	165,000	164,093
	Dexia Delaware LLC	2.660%	9/8/08	100,000	99,949
	Nordea North America Inc.	2.719%	10/9/08	200,000	199,430
	Santander Central Hispano Finance
	(Delaware), Inc.	2.667%	9/5/08	419,500	419,376
	Santander Central Hispano Finance
	(Delaware), Inc.	2.770%	9/19/08	400,000	399,450
	Santander Central Hispano Finance
	(Delaware), Inc.	2.800%	11/12/08	159,900	159,011
	Svenska Handelsbanken, Inc.	2.729%	10/23/08	489,000	487,086
	Svenska Handelsbanken, Inc.	2.729%	11/12/08	303,350	301,706
	Svenska Handelsbanken, Inc.	2.729%	11/13/08	200,000	198,901
4	Westpac Banking Corp.	2.749%	9/17/08	200,000	199,757
4	Westpac Banking Corp.	2.709%	10/7/08	495,500	494,167
4	Westpac Banking Corp.	2.750%	11/5/08	500,000	497,535
					6,013,354

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Foreign Government (0.2%)
4	Electricite de France	2.217%–2.415%	10/10/08	197,915	197,423
4	Electricite de France	2.334%	10/20/08	25,000	24,921
4	Electricite de France	2.313%	11/10/08	48,750	48,532
					270,876
Foreign Industrial (3.6%)
4	BASF SE	2.344%	9/3/08	125,000	124,984
4	BASF SE	2.314%	9/8/08	62,750	62,722
4	BASF SE	2.465%	9/15/08	233,000	232,778
4	BASF SE	2.383%	10/2/08	58,750	58,630
4	BASF SE	2.364%	10/16/08	52,050	51,897
4	BASF SE	2.354%	10/23/08	195,000	194,341
4	Nestle Capital Corp.	2.182%	11/12/08	195,000	194,154
4	Nestle Capital Corp.	2.182%	11/13/08	244,000	242,926
4	Nestle Capital Corp.	2.182%	11/14/08	115,000	114,487
4	Nestle Capital Corp.	2.203%	12/1/08	493,000	490,271
4	Novartis Finance Corp.	2.291%–2.311%	10/1/08	287,000	286,452
4	Novartis Finance Corp.	2.311%	10/2/08	115,000	114,772
4	Novartis Finance Corp.	2.281%	10/3/08	42,500	42,414
4	Novartis Finance Corp.	2.313%	10/14/08	196,000	195,461
4	Procter & Gamble International Funding SCA	2.310%	9/2/08	211,000	210,987
4	Procter & Gamble International Funding SCA	2.230%	10/1/08	100,450	100,264
4	Procter & Gamble International Funding SCA	2.212%	10/20/08	137,675	137,263
4	Procter & Gamble International Funding SCA	2.139%	11/5/08	40,000	39,846
4	Sanofi-Aventis	2.333%	10/3/08	63,000	62,870
4	Shell International Finance BV	2.157%	9/8/08	285,700	285,581
4	Shell International Finance BV	2.157%	9/11/08	96,600	96,542
4	Shell International Finance BV	2.158%	9/18/08	18,950	18,931
4	Total Capital	2.311%–2.313%	9/30/08	430,580	429,782
					3,788,355
Industrial (2.2%)
	Chevron Funding Corp.	2.156%	9/12/08	25,000	24,982
	Chevron Funding Corp.	2.155%	10/1/08	81,000	80,855
	Chevron Funding Corp.	2.155%	10/2/08	32,500	32,440
4	Coca-Cola Co.	2.414%	10/2/08	90,000	89,814
4	Coca-Cola Co.	2.363%	10/3/08	24,000	23,950
4	Coca-Cola Co.	2.333%	10/6/08	80,500	80,318
4	Coca-Cola Co.	2.210%	10/7/08	305,000	304,329
4	Coca-Cola Co.	2.170%	11/3/08	119,000	118,550
4	IBM Corp.	2.121%	9/2/08	40,000	39,998
4	IBM Corp.	2.145%	9/8/08	40,000	39,983
4	IBM International Group Capital LLC	2.104%–2.259%	9/2/08	85,000	84,995
4	IBM International Group Capital LLC	2.260%	9/3/08	25,000	24,997
4	Johnson & Johnson	2.100%	10/14/08	98,000	97,755
	Merck & Co. Inc.	2.157%	9/8/08	192,800	192,719
	Merck & Co. Inc.	2.157%	9/10/08	160,000	159,914
4	Pepsico Inc.	2.063%	9/25/08	74,500	74,398
4	Pfizer Inc.	2.202%	9/2/08	234,000	233,986
4	Pfizer Inc.	2.211%	10/17/08	147,000	146,587
4	Procter & Gamble Co.	2.122%	9/4/08	143,000	142,975
4	Procter & Gamble Co.	2.123%	9/8/08	94,500	94,462
4	United Parcel Service, Inc.	2.157%	9/3/08	33,550	33,546
4	Wal-Mart Stores, Inc.	2.020%	9/23/08	196,600	196,360
4	Wal-Mart Stores, Inc.	2.371%	12/9/08	34,250	34,029
					2,351,942

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Insurance (0.0%)
USAA Capital Corp	2.212%	11/14/08	47,650	47,435
Total Commercial Paper (Cost $15,248,035)				15,248,035
Certificates of Deposit (18.2%)
Certificates of Deposit—U.S. Banks (1.8%)
Branch Banking & Trust Co.	2.720%	12/1/08	243,500	243,500
Citibank, N.A.	2.770%	9/11/08	150,000	150,000
Citibank, N.A.	2.430%	9/29/08	440,000	439,995
Citibank, N.A.	2.740%	11/12/08	398,000	398,000
Citibank, N.A.	2.750%	11/25/08	257,000	257,000
Fifth Third Bank	2.720%	9/15/08	400,000	400,000
				1,888,495
Yankee Certificates of Deposit—U.S. Branches (16.4%)
Abbey National Treasury Services PLC
(Stamford Branch)	2.770%	12/1/08	500,000	500,000
BNP Paribas (New York Branch)	2.700%	9/2/08	400,000	400,000
BNP Paribas (New York Branch)	2.750%	10/16/08	400,000	400,000
BNP Paribas (New York Branch)	2.780%	11/12/08	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	2.700%	9/4/08	200,000	200,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	2.760%	9/15/08	200,000	200,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	2.815%	9/22/08	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	2.770%	10/16/08	400,000	400,000
Banco Santander (New York Branch)	2.780%	10/9/08	175,000	175,000
Bank of Scotland PLC (New York Branch)	2.700%	9/2/08	400,000	400,000
Bank of Scotland PLC (New York Branch)	2.790%	9/11/08	200,000	200,000
Bank of Scotland PLC (New York Branch)	2.850%	12/4/08	500,000	500,000
Barclays Bank PLC (New York Branch)	2.700%	9/2/08	600,000	600,000
Barclays Bank PLC (New York Branch)	2.820%	10/7/08	240,500	240,500
Barclays Bank PLC (New York Branch)	2.800%	11/14/08	500,000	500,000
Deutsche Bank AG (New York Branch)	2.700%	11/3/08	200,000	200,000
Deutsche Bank AG (New York Branch)	2.700%	11/3/08	300,000	300,000
Dexia Credit Local (New York Branch)	2.660%	9/3/08	210,000	210,000
Dexia Credit Local (New York Branch)	2.660%	9/5/08	250,000	250,000
Fortis Bank SA/NV (New York Branch)	2.700%	9/2/08	300,000	300,000
Fortis Bank SA/NV (New York Branch)	2.700%	9/2/08	200,000	200,000
Fortis Bank SA/NV (New York Branch)	2.800%	10/14/08	700,000	700,000
KBC Bank N.V. (New York Branch)	2.680%	9/9/08	489,000	489,000
KBC Bank N.V. (New York Branch)	2.650%	10/27/08	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	2.680%	10/22/08	495,000	495,000
Nordea Bank Finland PLC (New York Branch)	2.650%	9/11/08	600,000	600,000
Nordea Bank Finland PLC (New York Branch)	2.720%	11/4/08	200,000	200,000
Rabobank Nederland NV (New York Branch)	2.700%	9/10/08	250,000	250,000
Rabobank Nederland NV (New York Branch)	2.700%	9/22/08	500,000	500,000
Rabobank Nederland NV (New York Branch)	2.720%	10/7/08	250,000	250,000
Rabobank Nederland NV (New York Branch)	2.700%	11/6/08	250,000	250,000
Rabobank Nederland NV (New York Branch)	2.700%	11/14/08	250,000	250,000
Royal Bank of Scotland PLC (New York Branch)	2.790%	9/16/08	500,000	500,000
Royal Bank of Scotland PLC (New York Branch)	2.750%	10/14/08	600,000	600,000
Royal Bank of Scotland PLC (New York Branch)	2.815%	11/24/08	400,000	400,000
Svenska Handelsbanken (New York Branch)	2.700%	9/10/08	500,000	500,000
Bank of Montreal (Chicago Branch)	2.630%	9/25/08	200,000	200,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of Montreal (Chicago Branch)	2.750%	10/22/08	294,750	294,750
Bank of Nova Scotia (Houston Branch)	2.700%	9/11/08	500,000	500,000
Bank of Nova Scotia (Houston Branch)	2.580%	10/14/08	250,000	250,000
Bank of Nova Scotia (Houston Branch)	2.720%	10/15/08	250,000	250,000
Bank of Nova Scotia (Houston Branch)	2.690%	11/12/08	250,000	250,000
Bank of Nova Scotia (Houston Branch)	2.690%	11/13/08	250,000	250,000
Royal Bank of Canada (New York Branch)	2.700%	9/10/08	500,000	500,000
Royal Bank of Canada (New York Branch)	2.710%	11/6/08	200,000	200,000
Royal Bank of Canada (New York Branch)	2.710%	11/10/08	300,000	300,000
Toronto Dominion Bank (New York Branch)	2.700%	9/11/08	325,000	325,000
Toronto Dominion Bank (New York Branch)	2.720%	9/22/08	300,000	300,000
Toronto Dominion Bank (New York Branch)	2.770%	9/29/08	125,000	125,000
Toronto Dominion Bank (New York Branch)	2.700%	11/3/08	318,000	318,000
Toronto Dominion Bank (New York Branch)	2.710%	11/6/08	182,000	182,000
				17,504,250
Total Certificates of Deposit (Cost $19,392,745)				19,392,745
Eurodollar Certificates of Deposit (10.1%)
Australia & New Zealand Banking Group, Ltd.	2.700%	9/3/08	100,000	100,000
Australia & New Zealand Banking Group, Ltd.	2.700%	9/4/08	98,000	98,000
Australia & New Zealand Banking Group, Ltd.	2.760%	10/23/08	260,000	260,002
Australia & New Zealand Banking Group, Ltd.	2.750%	11/14/08	75,000	75,000
Australia & New Zealand Banking Group, Ltd.	2.750%	12/1/08	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA	2.800%	11/6/08	300,000	300,000
Bank of Scotland PLC	2.810%	11/24/08	500,000	500,000
Barclays Bank PLC	2.955%	12/8/08	80,000	79,997
BNP Paribas	2.700%	9/8/08	200,000	200,000
BNP Paribas	2.820%	12/1/08	400,000	400,000
Commonwealth Bank of Australia	2.800%	9/19/08	160,000	160,000
Commonwealth Bank of Australia	2.800%	9/22/08	197,000	197,000
Commonwealth Bank of Australia	2.760%	10/9/08	300,000	300,000
Commonwealth Bank of Australia	2.750%	10/22/08	200,000	200,000
Credit Agricole S.A.	2.700%	9/2/08	153,000	153,000
Credit Agricole S.A.	2.700%	9/2/08	132,000	132,000
Credit Agricole S.A.	2.700%	9/4/08	200,000	200,000
Credit Agricole S.A.	2.820%	12/1/08	500,000	500,000
HSBC Bank PLC	2.670%	9/10/08	200,000	200,000
HSBC Bank PLC	2.700%	9/15/08	200,000	200,000
HSBC Bank PLC	2.770%	10/16/08	444,000	444,000
HSBC Bank PLC	2.770%	11/14/08	222,000	222,000
HSBC Bank PLC	2.790%	11/25/08	246,000	246,000
ING Bank N.V.	2.780%	9/15/08	500,000	500,000
ING Bank N.V.	2.790%	10/9/08	500,000	500,000
KBC Bank N.V.	2.750%	10/17/08	500,000	500,003
Lloyds TSB Bank PLC	2.680%	9/15/08	700,000	700,000
Lloyds TSB Bank PLC	2.720%	11/21/08	305,000	305,000
National Australia Bank Ltd.	2.700%	9/3/08	300,000	300,000
National Australia Bank Ltd.	2.700%	9/4/08	400,000	400,000
National Australia Bank Ltd.	2.760%	10/21/08	300,000	300,000
National Australia Bank Ltd.	2.790%	11/26/08	500,000	500,000
Societe Generale	2.750%	9/23/08	380,000	380,000
Societe Generale	2.900%	10/9/08	700,000	700,000
Total Eurodollar Certificates of Deposit (Cost $10,652,002)				10,652,002

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Other Notes (2.8%)
Bank of America, NA	2.720%	10/23/08	500,000	500,000
Bank of America, NA	2.760%	11/4/08	500,000	500,000
Wells Fargo Bank NA	2.430%	9/10/08	500,000	500,000
Wells Fargo Bank NA	2.500%	10/21/08	500,000	500,000
Wells Fargo Bank NA	2.620%	11/25/08	500,000	500,000
Wells Fargo Bank NA	2.620%	12/1/08	500,000	500,000
Total Other Notes (Cost $3,000,000)				3,000,000
Repurchase Agreements (1.2%)
Banc of America Securities, LLC
(Dated 8/29/08, Repurchase Value $94,022,000,
collateralized by Federal Home Loan Bank
Discount Note, 6/15/09, Federal Home Loan Bank
4.000%–5.750%, 12/12/08–6/11/21, Federal Home
Loan Mortgage Corp. 0.000%–5.000%,
6/11/09–1/15/10, Federal National Mortgage Assn.
3.625%–6.625%, 11/15/10–8/15/11)	2.100%	9/2/08	94,000	94,000
Barclays Capital Inc.
(Dated 8/29/08, Repurchase Value $98,023,000,
collateralized by Federal Home Loan
Mortgage Corp. 2.265%, 4/14/09)	2.110%	9/2/08	98,000	98,000
BNP Paribas Securities Corp.
(Dated 8/29/08, Repurchase Value $190,045,000,
collateralized by Federal Home Loan Bank
Discount Note, 10/31/08, Federal National
Mortgage Assn. 3.375%, 12/15/08)	2.110%	9/2/08	190,000	190,000
Citigroup Global Markets, Inc.
(Dated 8/29/08, Repurchase Value $94,022,000,
collateralized by Federal Home Loan Bank Discount
Note, 11/28/08, Federal Home Loan Mortgage Corp.
5.000%, 2/16/17, Federal National Mortgage Assn.
4.375%, 9/13/10)	2.100%	9/2/08	94,000	94,000
Credit Suisse Securities (USA), LLC
(Dated 8/29/08, Repurchase Value $211,379,000,
collateralized by Federal Home Loan Bank 4.875%,
11/18/11, Federal Home Loan Mortgage Corp.
3.500%–6.875%, 9/15/10–5/29/13, Federal National
Mortgage Assn. 2.375%–4.750%,
2/10/10–11/19/12)	2.120%	9/2/08	211,329	211,329
Greenwich Capital Markets, Inc.
(Dated 8/29/08, Repurchase Value $286,067,000,
collateralized by Federal Home Loan Mortgage Corp.
6.625%, 9/15/09, Federal National Mortgage Assn.
4.875%–6.625%, 4/15/09–9/15/09)	2.120%	9/2/08	286,000	286,000
J.P. Morgan Securities Inc.
(Dated 8/29/08, Repurchase Value $108,025,000,
collateralized by Federal National Mortgage Assn.
7.125%, 6/15/10)	2.110%	9/2/08	108,000	108,000
UBS Securities LLC
(Dated 8/29/08, Repurchase Value $165,039,000,
collateralized by U.S. Treasury Note
4.500%, 2/15/09)	2.120%	9/2/08	165,000	165,000
Total Repurchase Agreements (Cost $1,246,329)				1,246,329
Total Investments (99.7%) (Cost $106,020,072)				106,020,072

Prime Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (0.3%)
Other Assets	578,124
Liabilities	(271,034)
307,090
Net Assets (100%)	106,327,162

At August 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	106,323,856
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	3,306
Net Assets	106,327,162

Investor Shares—Net Assets
Applicable to 92,480,636,211 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	92,483,489
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 13,843,226,097 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,843,673
Net Asset Value Per Share—Institutional Shares	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

3 Adjustable-rate note.

4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2008, the aggregate value of these securities was $9,255,191,000, representing 8.7% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2008
($000)
Investment Income
Income
Interest	3,841,575
Total Income	3,841,575
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,423
Management and Administrative—Investor Shares	174,303
Management and Administrative—Institutional Shares	5,184
Marketing and Distribution—Investor Shares	23,297
Marketing and Distribution—Institutional Shares	3,133
Custodian Fees	1,601
Auditing Fees	27
Shareholders’ Reports—Investor Shares	913
Shareholders’ Reports—Institutional Shares	42
Trustees’ Fees and Expenses	138
Total Expenses	218,061
Net Investment Income	3,623,514
Realized Net Gain (Loss) on Investment Securities Sold	8,193
Net Increase (Decrease) in Net Assets Resulting from Operations	3,631,707

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,623,514	4,219,193
Realized Net Gain (Loss)	8,193	(2,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,631,707	4,216,937
Distributions
Net Investment Income
Investor Shares	(3,177,270)	(3,771,878)
Institutional Shares	(446,244)	(447,315)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(3,623,514)	(4,219,193)
Capital Share Transactions—Investor Shares (at $1.00)
Issued	106,732,520	96,242,797
Issued in Lieu of Cash Distributions	3,079,532	3,654,662
Redeemed	(101,387,654)	(80,421,310)
Net increase (Decrease)—Investor Shares	8,424,398	19,476,149
Capital Share Transactions—Institutional Shares (at $1.00)
Issued	18,040,054	15,512,668
Issued in Lieu of Cash Distributions	424,301	419,628
Redeemed	(14,643,359)	(12,179,315)
Net increase (Decrease)—Institutional Shares	3,820,996	3,752,981
Total Increase (Decrease)	12,253,587	23,226,874
Net Assets
Beginning of Period	94,073,575	70,846,701
End of Period	106,327,162	94,073,575

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.035	.051	.043	.023	.008
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.035	.051	.043	.023	.008
Distributions
Dividends from Net Investment Income	(.035)	(.051)	(.043)	(.023)	(.008)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.035)	(.051)	(.043)	(.023)	(.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	3.60%	5.23%	4.38%	2.31%	0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,483	$84,052	$64,578	$46,454	$43,884
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	3.49%	5.10%	4.33%	2.29%	0.82%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Institutional Shares
	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.037	.053	.045	.025	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.037	.053	.045	.025	.010
Distributions
Dividends from Net Investment Income	(.037)	(.053)	(.045)	(.025)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.037)	(.053)	(.045)	(.025)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.75%	5.39%	4.58%	2.52%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,844	$10,022	$6,269	$5,764	$5,301
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.64%	5.26%	4.53%	2.51%	1.05%

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2008, the fund had contributed capital of $9,199,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 9.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

Prime Money Market Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder's account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008; this expense will be borne by the fund. The coverage lasts until December 18, 2008. The Treasury will decide in December whether to extend the temporary program. If the program is extended, the trustees will decide whether the fund will continue to participate.

Federal Money Market Fund

Fund Profile

As of August 31, 2008

Financial Attributes

7-Day SEC Yield[1]	2.01%
Average Weighted Maturity	58 days
Average Quality[2]	Aaa
Expense Ratio (8/31/2007)[3]	0.24%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

U.S. Government/Agency	84.0%
Other	16.0

1 See the Glossary for a definition.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated December 28, 2007. The expense ratio for the fiscal year ended August 31, 2008, was 0.23%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1998–August 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended August 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Federal Money Market Fund[1]	3.46%	3.19%	3.52%	$14,135
Citigroup 3-Month Treasury Bill Index	2.79	3.08	3.42	13,992
Average Government Money Market Fund[2]	2.73	2.63	2.97	13,403

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Government Money Market Fund are derived from data provided by Lipper Inc.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1998–August 31, 2008

	Federal Money	Average
Fiscal Year	Market Fund[1]	Fund
1999	4.9%	4.4%
2000	5.8	5.3
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.7
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
2007	5.2	4.6
2008	3.5	2.7
7-day SEC yield (8/31/2008): 2.01%

Average Annual Total Returns: Periods Ended June 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund[1]	7/13/1981	4.00%	3.15%	3.58%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Government Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights table for dividend information.

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (86.7%)
[2,3]	Federal Farm Credit Bank	2.651%	10/6/08	75,000	74,999
[2,3]	Federal Home Loan Bank	2.548%	9/5/08	70,000	69,998
2	Federal Home Loan Bank	2.354%	9/12/08	300,000	299,786
[2,3]	Federal Home Loan Bank	2.664%	9/17/08	350,000	349,996
[2,3]	Federal Home Loan Bank	2.659%	9/19/08	150,000	149,998
[2,3]	Federal Home Loan Bank	2.651%	9/22/08	75,000	74,999
2	Federal Home Loan Bank	2.374%–2.513%	10/1/08	249,000	248,493
2	Federal Home Loan Bank	2.573%	10/2/08	50,000	49,890
2	Federal Home Loan Bank	2.362%	10/8/08	125,000	124,698
2	Federal Home Loan Bank	2.668%	10/22/08	75,000	74,718
[2,3]	Federal Home Loan Bank	2.636%	10/24/08	300,000	299,983
2	Federal Home Loan Bank	2.699%	10/27/08	100,000	99,583
2	Federal Home Loan Bank	2.465%	11/5/08	75,000	74,668
2	Federal Home Loan Bank	2.465%	11/7/08	100,000	99,544
[2,3]	Federal Home Loan Bank	2.687%	11/18/08	70,000	70,000
[2,3]	Federal Home Loan Mortgage Corp.	2.641%	9/30/08	500,000	499,985
2	Federal Home Loan Mortgage Corp.	2.565%	10/14/08	65,507	65,307
2	Federal Home Loan Mortgage Corp.	2.445%	10/27/08	193,271	192,540
2	Federal Home Loan Mortgage Corp.	2.445%	10/28/08	64,880	64,630
2	Federal Home Loan Mortgage Corp.	2.444%	11/3/08	27,130	27,015
2	Federal Home Loan Mortgage Corp.	2.597%	11/24/08	100,000	99,398
2	Federal National Mortgage Assn.	2.224%	9/17/08	105,930	105,825
2	Federal National Mortgage Assn.	2.353%–2.354%	10/1/08	281,150	280,602
2	Federal National Mortgage Assn.	2.584%	10/8/08	371,361	370,380
2	Federal National Mortgage Assn.	2.425%–2.465%	11/12/08	190,077	189,153
	U.S. Treasury Bill	1.827%	9/4/08	300,000	299,955
	U.S. Treasury Bill	1.461%	9/11/08	400,000	399,839
	U.S. Treasury Bill	1.877%	9/18/08	400,000	399,648
	U.S. Treasury Bill	1.542%	9/25/08	100,000	99,898
	U.S. Treasury Bill	1.674%	10/23/08	50,000	49,880
	U.S. Treasury Bill	1.859%–1.903%	11/20/08	600,000	597,510
	U.S. Treasury Bill	1.939%	11/28/08	300,000	298,592
	U.S. Treasury Bill	2.082%	1/8/09	100,000	99,262
	U.S. Treasury Bill	1.967%	1/15/09	100,000	99,263
	U.S. Treasury Bill	1.939%	2/5/09	400,000	396,651
	U.S. Treasury Bill	2.041%	2/12/09	400,000	396,319
	U.S. Treasury Bill	2.000%	2/19/09	300,000	297,179
	U.S. Treasury Bill	1.944%	2/26/09	300,000	297,145
Total U.S. Government and Agency Obligations (Cost $7,787,329)					7,787,329

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (13.1%)
Banc of America Securities, LLC
(Dated 8/29/08, Repurchase Value $88,021,000
collateralized by Federal Farm Credit Bank
5.500%, 8/16/21, Federal Home Loan Bank
3.050%-4.875%, 9/12/08–6/12/15, Federal
Home Loan Mortgage Corp. 3.250%–6.250%,
6/11/09–7/15/32, Federal National
Mortgage Assn. 4.375%–6.375%,
6/15/09–3/15/13)	2.100%	9/2/08	88,000	88,000
Barclays Capital Inc.
(Dated 8/29/08, Repurchase Value $84,020,000
collateralized by Federal National Mortgage Assn.
6.625%, 11/15/10)	2.110%	9/2/08	84,000	84,000
BNP Paribas Securities Corp
(Dated 8/29/08, Repurchase Value $176,041,000
collateralized by Federal Home Loan Bank 2.535%,
12/26/08, Federal National Mortgage Assn.
3.375%, 12/15/08)	2.110%	9/2/08	176,000	176,000
Citigroup Global Markets, Inc.
(Dated 8/29/08, Repurchase Value $88,021,000
collateralized by Federal National Mortgage Assn.
3.625%–6.625%, 9/15/09–2/12/13)	2.100%	9/2/08	88,000	88,000
Credit Suisse Securities (USA), LLC
(Dated 8/29/08, Repurchase Value $198,047,000
collateralized by Federal Home Loan Bank
5.125%, 3/14/36, Federal National Mortgage Assn.
2.875%–4.875%, 11/3/09–6/13/18)	2.120%	9/2/08	198,000	198,000
Greenwich Capital Markets, Inc.
(Dated 8/29/08, Repurchase Value $265,062,000
collateralized by Federal Home Loan
Mortgage Corp. 4.750%, 1/19/16,
Federal National Mortgage Assn.
4.875%–5.125%, 4/15/09–7/13/09)	2.120%	9/2/08	265,000	265,000
J.P. Morgan Securities Inc.
(Dated 8/29/08, Repurchase Value $100,023,000
collateralized by Federal Home Loan Mortgage
Corp. 4.125%, 12/21/12, Federal National
Mortgage Assn. 7.125%, 6/15/10)	2.110%	9/2/08	100,000	100,000
UBS Securities LLC
(Dated 8/29/08, Repurchase Value $177,246,000
collateralized by U.S Treasury Note
6.500%, 2/15/10)	2.120%	9/2/08	177,204	177,204
Total Repurchase Agreements (Cost $1,176,204)				1,176,204
Total Investments (99.8%) (Cost $8,963,533)				8,963,533
Other Assets and Liabilities (0.2%)
Other Assets				37,234
Liabilities				(18,588)
				18,646
Net Assets (100%)
Applicable to 8,982,151,114 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				8,982,179
Net Asset Value Per Share				$1.00

Federal Money Market Fund

At August 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	8,982,163
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	16
Net Assets	8,982,179

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

3 Adjustable-rate note.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2008
($000)
Investment Income
Income
Interest	312,195
Total Income	312,195
Expenses
The Vanguard Group—Note B
Investment Advisory Services	794
Management and Administrative	16,828
Marketing and Distribution	2,217
Custodian Fees	153
Auditing Fees	23
Shareholders’ Reports	90
Trustees’ Fees and Expenses	12
Total Expenses	20,117
Net Investment Income	292,078
Realized Net Gain (Loss) on Investment Securities Sold	54
Net Increase (Decrease) in Net Assets Resulting from Operations	292,132

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	292,078	345,057
Realized Net Gain (Loss)	54	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	292,132	345,036
Distributions
Net Investment Income	(292,078)	(345,057)
Realized Capital Gain	—	—
Total Distributions	(292,078)	(345,057)
Capital Share Transactions (at $1.00)
Issued	10,018,883	6,184,183
Issued in Lieu of Cash Distributions	282,195	335,363
Redeemed	(8,991,301)	(5,206,858)
Net Increase (Decrease) from Capital Share Transactions	1,309,777	1,312,688
Total Increase (Decrease)	1,309,831	1,312,667
Net Assets
Beginning of Period	7,672,348	6,359,681
End of Period	8,982,179	7,672,348

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.034	.051	.042	.022	.008
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.034	.051	.042	.022	.008
Distributions
Dividends from Net Investment Income	(.034)	(.051)	(.042)	(.022)	(.008)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.034)	(.051)	(.042)	(.022)	(.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	3.46%	5.17%	4.31%	2.26%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,982	$7,672	$6,360	$5,507	$5,575
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	3.33%	5.05%	4.25%	2.23%	0.81%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2008, the fund had contributed capital of $777,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

Federal Money Market Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder's account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008; this expense will be borne by the fund. The coverage lasts until December 18, 2008. The Treasury will decide in December whether to extend the temporary program. If the program is extended, the trustees will decide whether the fund will continue to participate.

Treasury Money Market Fund

Fund Profile

As of August 31, 2008

Financial Attributes

7-Day SEC Yield[1]	1.67%
Average Weighted Maturity	77 days
Average Quality[2]	Aaa
Expense Ratio (8/31/2007)[3]	0.24%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1 See the Glossary for a definition.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated December 28, 2007. The expense ratio for the fiscal year ended August 31, 2008, was 0.23%.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1998–August 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended August 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Treasury Money Market Fund[1]	2.94%	2.94%	3.26%	$13,786
Citigroup 3-Month Treasury Bill Index	2.79	3.08	3.42	13,992
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	2.08	2.38	2.80	13,175

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1998–August 31, 2008

	Treasury Money	Average
Fiscal Year	Market Fund[1]	Fund[2]
1999	4.5%	4.2%
2000	5.4	5.0
2001	5.1	4.7
2002	2.0	1.6
2003	1.0	0.7
2004	0.7	0.4
2005	2.1	1.6
2006	4.1	3.5
2007	4.9	4.3
2008	2.9	2.1
7-day SEC yield (8/31/2008): 1.67%

Average Annual Total Returns: Periods Ended June 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Treasury Money Market Fund[1]	3/9/1983	3.46%	2.90%	3.32%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

Note: See Financial Highlights table for dividend information.

Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (99.8%)
U.S. Treasury Bill	1.304%–1.828%	9/4/08	545,533	545,452
U.S. Treasury Bill	1.461%–1.873%	9/11/08	661,000	660,671
U.S. Treasury Bill	1.707%–2.061%	9/18/08	565,368	564,853
U.S. Treasury Bill	1.727%–1.864%	9/25/08	364,232	363,793
U.S. Treasury Bill	1.909%	10/2/08	475,000	474,223
U.S. Treasury Bill	1.613%	10/9/08	338,000	337,429
U.S. Treasury Bill	1.694%	10/23/08	528,000	526,719
U.S. Treasury Bill	1.715%	10/30/08	170,000	169,526
U.S. Treasury Bill	1.755%	11/6/08	232,000	231,260
U.S. Treasury Bill	1.879%	11/13/08	345,000	343,692
U.S. Treasury Bill	1.859%	11/20/08	200,000	199,178
U.S. Treasury Bill	1.939%	11/28/08	300,000	298,592
U.S. Treasury Bill	2.082%	1/8/09	265,000	263,044
U.S. Treasury Bill	1.939%	1/22/09	800,000	793,899
U.S. Treasury Bill	1.898%	1/29/09	275,000	272,846
U.S. Treasury Bill	1.939%	2/5/09	262,000	259,806
U.S. Treasury Bill	1.877%	2/12/09	8,703	8,629
U.S. Treasury Bill	2.000%	2/19/09	465,000	460,627
U.S. Treasury Bill	1.944%	2/26/09	102,000	101,029
Total U.S. Government Securities (Cost $6,875,268)				6,875,268
Other Assets and Liabilities (0.2%)
Other Assets				26,323
Liabilities				(13,272)
				13,051
Net Assets (100%)
Applicable to 6,888,084,999 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,888,319
Net Asset Value Per Share				$1.00

Treasury Money Market Fund

At August 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	6,888,113
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	206
Net Assets	6,888,319

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2008
($000)
Investment Income
Income
Interest	195,271
Total Income	195,271
Expenses
The Vanguard Group—Note B
Investment Advisory Services	575
Management and Administrative	12,207
Marketing and Distribution	1,603
Custodian Fees	100
Auditing Fees	18
Shareholders’ Reports	84
Trustees’ Fees and Expenses	9
Total Expenses	14,596
Net Investment Income	180,675
Realized Net Gain (Loss) on Investment Securities Sold	(283)
Net Increase (Decrease) in Net Assets Resulting from Operations	180,392

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	180,675	254,497
Realized Net Gain (Loss)	(283)	732
Net Increase (Decrease) in Net Assets Resulting from Operations	180,392	255,229
Distributions
Net Investment Income	(180,675)	(254,497)
Realized Capital Gain	—	—
Total Distributions	(180,675)	(254,497)
Capital Share Transactions (at $1.00)
Issued	6,279,590	4,658,601
Issued in Lieu of Cash Distributions	175,540	248,231
Redeemed	(5,457,898)	(4,239,110)
Net Increase (Decrease) from Capital Share Transactions	997,232	667,722
Total Increase (Decrease)	996,949	668,454
Net Assets
Beginning of Period	5,891,370	5,222,916
End of Period	6,888,319	5,891,370

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.029	.048	.040	.021	.007
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.029	.048	.040	.021	.007
Distributions
Dividends from Net Investment Income	(.029)	(.048)	(.040)	(.021)	(.007)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.029)	(.048)	(.040)	(.021)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.94%	4.88%	4.06%	2.12%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,888	$5,891	$5,223	$4,558	$4,628
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.84%	4.76%	4.01%	2.10%	0.73%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2008, the fund had contributed capital of $592,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder's account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008; this expense will be borne by the fund. The coverage lasts until December 18, 2008. The Treasury will decide in December whether to extend the temporary program. If the program is extended, the trustees will decide whether the fund will continue to participate.

Admiral Treasury Money Market Fund

Fund Profile

As of August 31, 2008

Financial Attributes

7-Day SEC Yield[1]	1.80%
Average Weighted Maturity	78 days
Average Quality[2]	Aaa
Expense Ratio (8/31/2007)[3]	0.10%

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1 See the Glossary for a definition.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated December 28, 2007. The expense ratio for the fiscal year ended August 31, 2008, was 0.10%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 1998–August 31, 2008

Initial Investment of $50,000

		Average Annual Total Returns		Final Value of
	Periods Ended August 31, 2008			a $50,000
	One Year	Five Years	Ten Years	Investment
Admiral Treasury Money Market Fund	3.08%	3.09%	3.43%	$70,064
Citigroup 3-Month Treasury Bill Index	2.79	3.08	3.42	69,961
iMoneyNet Money Fund Report’s
Average 100% Treasury Fund	2.08	2.38	2.80	65,877

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 1998–August 31, 2008

	Admiral Treasury	Average
Fiscal Year	Money Market Fund	Fund[1]
1999	4.7%	4.2%
2000	5.5	5.0
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
2007	5.0	4.3
2008	3.1	2.1
7-day SEC yield (8/31/2008): 1.80%

Average Annual Total Returns: Periods Ended June 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market Fund	12/14/1992	3.60%	3.06%	3.49%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

Note: See Financial Highlights table for dividend information.

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (99.9%)
U.S. Treasury Bill	1.791%–1.828%	9/4/08	1,643,800	1,643,551
U.S. Treasury Bill	1.461%–1.873%	9/11/08	668,708	668,411
U.S. Treasury Bill	1.710%–2.061%	9/18/08	1,913,613	1,911,862
U.S. Treasury Bill	1.864%	9/25/08	695,000	694,141
U.S. Treasury Bill	1.909%	10/2/08	1,439,000	1,436,646
U.S. Treasury Bill	1.613%	10/9/08	1,060,000	1,058,210
U.S. Treasury Bill	1.613%–1.628%	10/16/08	900,000	898,190
U.S. Treasury Bill	1.694%	10/23/08	56,000	55,864
U.S. Treasury Bill	1.715%	10/30/08	1,520,000	1,515,765
U.S. Treasury Bill	1.717%–1.755%	11/6/08	1,198,000	1,194,210
U.S. Treasury Bill	1.879%	11/13/08	1,460,000	1,454,464
U.S. Treasury Bill	1.859%	11/20/08	2,895,000	2,883,098
U.S. Treasury Bill	1.939%	11/28/08	1,422,000	1,415,326
U.S. Treasury Bill	2.071%	12/11/08	636,000	632,342
U.S. Treasury Bill	2.082%	1/8/09	675,000	670,017
U.S. Treasury Bill	1.939%	1/22/09	2,550,000	2,530,552
U.S. Treasury Bill	1.898%	1/29/09	1,120,000	1,111,227
U.S. Treasury Bill	1.939%	2/5/09	800,000	793,301
U.S. Treasury Bill	1.877%	2/12/09	13,273	13,161
U.S. Treasury Bill	1.944%	2/26/09	700,000	693,337
Total U.S. Government Securities (Cost $23,273,675)				23,273,675
Other Assets and Liabilities (0.1%)
Other Assets				58,753
Liabilities				(43,448)
				15,305
Net Assets (100%)
Applicable to 23,288,231,147 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				23,288,980
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At August 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	23,288,233
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	747
Net Assets	23,288,980

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2008
($000)
Investment Income
Income
Interest	655,152
Total Income	655,152
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,924
Management and Administrative	13,099
Marketing and Distribution	5,381
Custodian Fees	249
Auditing Fees	19
Shareholders’ Reports	67
Trustees’ Fees and Expenses	24
Total Expenses	20,763
Net Investment Income	634,389
Realized Net Gain (Loss) on Investment Securities Sold	(142)
Net Increase (Decrease) in Net Assets Resulting from Operations	634,247

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	634,389	847,691
Realized Net Gain (Loss)	(142)	2,478
Net Increase (Decrease) in Net Assets Resulting from Operations	634,247	850,169
Distributions
Net Investment Income	(634,389)	(847,691)
Realized Capital Gain	—	—
Total Distributions	(634,389)	(847,691)
Capital Share Transactions (at $1.00)
Issued	19,825,341	17,590,283
Issued in Lieu of Cash Distributions	601,195	808,325
Redeemed	(17,201,363)	(14,319,509)
Net Increase (Decrease) from Capital Share Transactions	3,225,173	4,079,099
Total Increase (Decrease)	3,225,031	4,081,577
Net Assets
Beginning of Period	20,063,949	15,982,372
End of Period	23,288,980	20,063,949

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Year Ended August 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.030	.049	.041	.023	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.030	.049	.041	.023	.009
Distributions
Dividends from Net Investment Income	(.030)	(.049)	(.041)	(.023)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.030)	(.049)	(.041)	(.023)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.08%	5.02%	4.22%	2.29%	0.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,289	$20,064	$15,982	$13,838	$13,270
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.98%	4.90%	4.15%	2.27%	0.91%

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative,

marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2008, the fund had contributed capital of $1,985,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.98% of

Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial

Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market,

securities valued at amortized cost are considered to be valued using Level 2 inputs.

Admiral Treasury Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder's account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008; this expense will be borne by the fund. The coverage lasts until December 18, 2008. The Treasury will decide in December whether to extend the temporary program. If the program is extended, the trustees will decide whether the fund will continue to participate.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves, Vanguard Treasury Funds and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, Vanguard Treasury Money Market Fund, and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 14, 2008

Special 2008 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2008, is included pursuant to provisions of the
Internal Revenue Code.

For non-resident alien shareholders, 78.5% of income dividends are interest-related dividends.

Special 2008 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2008, is included pursuant to provisions of the
Internal Revenue Code.

For non-resident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2008 tax information (unaudited) for Vanguard Treasury Money Market Fund

This information for the fiscal year ended August 31, 2008, is included pursuant to provisions of the
Internal Revenue Code.

For non-resident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2008 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2008, is included pursuant to provisions of the
Internal Revenue Code.

For non-resident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	2/29/2008	8/31/2008	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,012.31	$1.12
Institutional Shares	1,000.00	1,013.08	0.36
Federal	1,000.00	1,011.53	1.12
Treasury	1,000.00	1,009.72	1.17
Admiral Treasury	1,000.00	1,010.45	0.51
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.85	0.36
Federal	1,000.00	1,024.10	1.12
Treasury	1,000.00	1,024.05	1.17
Admiral Treasury	1,000.00	1,024.70	0.51

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.22% for Investor Shares and 0.07% for Institutional Shares; for the Federal Money Market Fund, 0.22%; for the Treasury Money Market Fund, 0.23%; for the Admiral Treasury Money Market Fund, 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than 25 years. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment-management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as the funds’ assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/
Trustee Since May 1987;	Trustee of The Vanguard Group, Inc., and of each of the investment companies served
Chairman of the Board	by The Vanguard Group; Director of Vanguard Marketing Corporation; President and Chief
156 Vanguard Funds Overseen	Executive Officer of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director,
Chief Executive Officer	and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and
Since August 31, 2008	President of each of the investment companies served by The Vanguard Group since
President Since March 2008	2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard
156 Vanguard Funds Overseen	Group (1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
The funds or securities referred to herein are not	at the SEC’s Public Reference Room in Washington, D.C.
sponsored, endorsed, or promoted by MSCI, and MSCI	To find out more about this public service, call the SEC
bears no liability with respect to any such funds or	at 202-551-8090. Information about your fund is also
securities. For any such funds or securities, the	available on the SEC’s website, and you can receive
prospectus or the Statement of Additional Information	copies of this information, for a fee, by sending a
contains a more detailed description of the limited	request in either of two ways: via e-mail addressed to
relationship MSCI has with The Vanguard Group and	publicinfo@sec.gov or via regular mail addressed to the
any related funds.	Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2008: $19,000

Fiscal Year Ended August 31, 2007: $18,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2008: $3,055,590

Fiscal Year Ended August 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2008: $626,240

Fiscal Year Ended August 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2008: $230,400

Fiscal Year Ended August 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2008: $0

Fiscal Year Ended August 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2008: $230,400

Fiscal Year Ended August 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
TREASURER

Date: October 14, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.